Goodwill and Intangible Assets - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	₱ 221,000,000	₱ 228,000,000	₱ 2,822,000,000
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization during the year	₱ (221,000,000)	₱ (228,000,000)
Wireless [Member]
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates applied to cash flow projections		9.29%
Growth rate of cash flows beyond the projection of three years		2.40%
Impairment loss relating to goodwill		₱ 0	0
Fixed Line [Member]
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates applied to cash flow projections		9.29%
Growth rate of cash flows beyond the projection of three years		2.40%
Impairment loss relating to goodwill		₱ 0	₱ 0